Stock Compensation Plans - Purchased Restricted Stock Plan - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PRSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued Shares (in shares)	61,991	66,674	41,801
Aggregate Purchase Price	$ 8.5	$ 9.3	$ 5.8
Total fair value of vested	$ 22.4
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Covered Shares (in shares)	30,996	33,337	20,901
Total fair value of vested	$ 7.1
Unrecognized compensation cost related to non-vested stock options and SSAR, RSU, PRS and Cash RSU awards granted	$ 10.7
Unrecognized compensation cost related to non-vested stock options and SSAR, RSU, PRS and Cash RSU awards granted, weighted average period, in years	1 year 9 months 18 days